Guardian Diversified Fund
Guardian Diversified Fund
INVESTMENT OBJECTIVES
The Guardian Diversified Fund seeks to achieve capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Guardian Diversified Fund
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Guardian Diversified Fund
Management Fees	[1]	1.00%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	0.97%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	2.27%
Fee Waiver and/or Expense Limitation	[1][2]	0.32%
Net Annual Fund Operating Expenses	[1]	1.95%
[1]	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.65% of the average daily net assets of the Fund through January 1, 2013. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Guardian Diversified Fund	664	1,121

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing in a mix of equity securities and fixed income securities, which the Fund's investment adviser, Sentinel Capital Solutions, LLC (the "Advisor"), determines are undervalued, offer the potential for capital appreciation, or may offer appreciation with lower volatility than the overall market.

In selecting securities for the Fund's portfolio, the Advisor first implements a "top down" approach, using proprietary modeling and research tools to determine an allocation between equities and fixed income securities and, with respect to the equity portion of the portfolio, identify those sectors of the economy that the Advisor believes have the most favorable outlook based on market and economic conditions.  The Advisor then uses its proprietary research to select individual securities for the Fund's portfolio that are currently disfavored by the markets or are trading at prices below their historic averages.  Depending on the results of the Advisor's research, the Fund may invest in equity securities (including common stock, preferred stock, shares of other investment companies and equity- and commodity-based exchange-traded funds ("ETFs")), fixed income securities (including corporate bonds, government issued bonds, and fixed income-based ETFs), or may hold a portion of the portfolio in cash and cash equivalents.

In selecting common and preferred stocks for the Fund, the Advisor seeks to invest in companies that are trading below the historical average stock price, have experienced negative events and are currently disfavored in the market, or whose stock price is otherwise below what the Advisor believes is the intrinsic value of the security.  The Advisor may invest in equity securities issued by small-, mid-, or large-capitalization companies, depending on which category currently offers the best opportunity for capital appreciation.  The Advisor may also invest in foreign companies through American Depositary Receipts ("ADRs") or similar depositary receipts which are issued by a domestic bank, but which represent an equity interest in the foreign company.

An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value, or dividends.  The Fund may invest in traditional and enhanced ETFs.  Commodity-based ETFs may hold the actual underlying commodity, or may invest in companies that benefit from the mining, processing, or delivery of certain commodities.  In selecting equity- and commodity-based ETFs, the Advisor will first identify an ETF that provides exposure to the particular sector of the market or industry the Advisor has already determined to be undervalued or offers the potential for capital appreciation.  ETFs may also be used to invest broadly in the markets rather than hold a large portion of the portfolio in cash pending investment decisions.

In selecting fixed income securities, the Advisor will consider those segments of the fixed income markets that may be disfavored in the markets or otherwise trading at a discount to their true value.  For instance, at times fixed income securities with a lower credit rating may be less attractive in the market and, therefore, may offer the opportunity for capital appreciation.  Similarly, at times fixed income securities issued by governments, including municipalities, may be less attractive to investors than corporate bonds, but may offer an opportunity for capital appreciation.  The Advisor may invest in fixed income securities of any maturity and any credit rating, including high-yield fixed income securities (junk bonds).  The Advisor may also purchase shares of fixed income ETFs that track certain fixed income indices.

The Advisor will sell holdings from the portfolio when the Advisor's top-down macro research or sector-specific research indicates other sectors of the economy offer a better opportunity for capital appreciation, when securities reach a price target for the security (floor or ceiling), when there is an opportunity to sell a holding after making an attractive return on the investment, to limit loss on an investment, or in the case of fixed income securities, upon maturity or when the bond is able to be sold at a premium.

Because the Advisor makes investment decisions based on global economic trends, it is possible that the Advisor's proprietary modeling will lead to substantial investments in a few particular asset classes or types of investments. For instance, at times the Fund may be substantially invested in large-cap equity securities, but as global trends shift, the Fund may later be invested substantially in government-issued fixed-income securities.  The Advisor believes that preserving the flexibility to make these different investments, the Fund will achieve its goal of capital appreciation, while maintaining lower volatility than the overall market.  The Fund's portfolio will be sufficiently allocated among issuers and types of investments to achieve adequate diversification for purposes of both tax laws and the Investment Company Act of 1940.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that changes in currency exchange rates will negatively affect the value of investments.

Fixed Income Risk.  To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.  In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Interest Rate Risk.  A rise in interest rates may cause a decline in the value of the Fund's fixed income securities and preferred stocks, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

Large-Cap Company Risk.  A Fund with holdings of large capitalization company securities may underperform the market as a whole.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (large-cap, mid-cap, growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Manager Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio manager's experience is discussed in the section of this prospectus entitled "Management of the Fund – Investment Advisor."

Market risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

New Manager Risk.  The Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness and impact the ability of the Fund to achieve its investment objective.

Risks of Investing in Corporate Debt Securities.  Corporate debt securities are fixed income securities issued by businesses. Bonds and notes are prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Risks of Investing in Municipal Securities. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.